Other items from operating activities	12 Months Ended
Dec. 31, 2019
Other items from operating activities
Other items from operating activities

6) Other items from operating activities

6.1) Other income and other expense

For the year ended December 31,
(M$)	2019	2018	2017
Gains on disposal of assets	670	1,041	2,784
Foreign exchange gains	238	252	785
Other	255	545	242
Other income	1,163	1,838	3,811

Losses on disposal of assets	(56)	(111)	(186)
Foreign exchange losses	(463)	(444)	—
Amortization of other intangible assets (excl. mineral interests)	(266)	(225)	(192)
Other	(407)	(493)	(656)
Other expense	(1,192)	(1,273)	(1,034)

Other income

In 2019, gains on disposal of assets are mainly related to the sale of assets and interests in Norway in the Exploration & Production segment, to the sale of Hazira and SunPower assets in the Integrated Gas Renewables & Power segment and the sale of assets in China in the Refining & Chemicals segment.

In 2018, gains on disposal of assets are mainly related to the sale of assets and interests in Norway, Canada and Gabon in the Exploration & Production segment, to the sale of Dunkerque LNG SAS and SunPower assets in the Integrated Gas Renewables & Power segment and the sale of TotalErg and Total Haiti in the Marketing & Services segment.

In 2017, gains on disposal of assets mainly related to the sale of Atotech in the Refining & Chemicals segment and to the sale of assets in Gabon in the Exploration & Production segment.

Other expense

In 2019,the heading "Other" mainly consists of the restructuring charges in the Exploration & Production, Integrated Gas Renewables & Power and Refining & Chemicals segments for an amount of $96 million, $94 million of revaluation at fair value of non-consolidated shares.

In 2018, the heading “Other” mainly consists of  the restructuring charges in the Exploration & Production, Integrated Gas Renewables & Power and Refining & Chemicals segments for an amount of $179 million, $77 million of the impairment of non-consolidated shares and loans granted to non-consolidated subsidiaries and equity affiliates.

In 2017, losses on disposal mainly related to the sale of 15% interests in the Gina Krog field in Norway. The heading “Other” mainly consisted of the impairment of non-consolidated shares and loans granted to non-consolidated subsidiaries and equity affiliates for an amount of $172 million and $64 million of restructuring charges in the Exploration & Production, Integrated Gas Renewables & Power and Refining & Chemicals segments.

6.2) Other financial income and expense

As of December 31,
(M$)	2019	2018	2017
Dividend income on non-consolidated subsidiaries	178	171	167
Capitalized financial expenses	227	519	460
Other	387	430	330
Other financial income	792	1,120	957

Accretion of asset retirement obligations	(639)	(530)	(544)
Other	(125)	(155)	(98)
Other financial expense	(764)	(685)	(642)

6.3) Other non-current assets

As of December 31, 2019		Valuation
(M$)	Gross value	allowance	Net value
Loans and advances(a)	2,248	(266)	1,982
Other non-current financial assets related to operational activities	332	—	332
Other	101	—	101
Total	2,681	(266)	2,415

As of December 31, 2018		Valuation
(M$)	Gross value	allowance	Net value
Loans and advances(a)	2,180	(303)	1,877
Other non-current financial assets related to operational activities	471	—	471
Other	161	—	161
Total	2,812	(303)	2,509

As of December 31, 2017		Valuation
(M$)	Gross value	allowance	Net value
Loans and advances(a)	3,237	(359)	2,878
Other non-current financial assets related to operational activities	937	—	937
Other	169	—	169
Total	4,343	(359)	3,984

(a)	Excluding loans to equity affiliates.

Changes in the valuation allowance on loans and advances are detailed as follows:

For the year ended December 31,				Currency
	Valuation			translation	Valuation
	allowance as of			adjustment and	allowance as of
(M$)	January 1,	Increases	Decreases	other variations	December 31,
2019	(303)	(7)	43	1	(266)
2018	(359)	(5)	35	26	(303)
2017	(286)	(50)	11	(34)	(359)